Leasing arrangements - leasee - summary of carrying amount of right-of-use assets and the depreciation expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2024 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	$ 1,026,591	$ 1,037,502		$ 31,308
Depreciation expenses	303,294	281,027	$ 228,821
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	734,958	615,385
Depreciation expenses	24,248	21,524	21,904
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	13,458	7,723
Depreciation expenses	12,195	11,738	10,861
Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	260,375	411,809
Depreciation expenses	261,383	245,304	194,059
Others [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	17,800	2,585
Depreciation expenses	$ 5,468	$ 2,461	$ 1,997